Earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Line Items]
Incremental common shares attributable to unexercised options to acquire common shares	96,101	70,502	113